Equity - Schedule of Stock-Based Expense Recognized in the Financial Statements for Services (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services [Line Items]
Stock-based compensation expense	$ 223	$ 866	$ 4,431	$ 2,255	$ 3,024	$ 1,551
Research and Development [Member]
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services [Line Items]
Stock-based compensation expense	138	330	2,831	866
Sales and Marketing [Member]
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services [Line Items]
Stock-based compensation expense	(4)	179	89	405
General and Administrative [Member]
Schedule of Stock-Based Expense Recognized in the Financial Statements for Services [Line Items]
Stock-based compensation expense	$ 89	$ 357	$ 1,511	$ 984